Trading liabilities - Summary of trading liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	£ 409,835	£ 363,097
Trading liabilities
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	41,265	46,433
Deposits by banks
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	20,836	32,188
Deposits by banks | Trading liabilities
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	4,337	3,122
Customer accounts
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	215,948	205,241
Customer accounts | Trading liabilities
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	5,812	6,386
Debt securities in issue | Trading liabilities
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	812	1,324
Other liabilities – net short positions in securities | Trading liabilities
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	£ 30,304	£ 35,601